Derivative Financial Instruments - Additional Information (Detail)	3 Months Ended			12 Months Ended				1 Months Ended
	Mar. 31, 2013 USD ($)	Jun. 30, 2012 EUR (€)	Mar. 31, 2012 USD ($)	Dec. 31, 2012 USD ($)		Dec. 31, 2011 USD ($)		Oct. 31, 2012 Dean Foods' Investment [Member] USD ($)	Jun. 30, 2012 Foreign Currency Forward Contract Maturing June Twenty Ninth Two Thousand Twelve [Member] USD ($)
Derivative [Line Items]
Interest rate swaps value								$ 650,000,000
Interest rate swaps maturity date								2017-03-31
Percentage of international operations representing long-lived assets	24.00%			25.00%
Percentage of international operations representing Net Sales	17.00%			16.00%
Repatriation of foreign earnings to Dean Foods		55,000,000
Notional amount of forward contract									71,000,000
Net gain on foreign currency derivatives				600,000
Foreign currency contract hedging activity to be reclassified within next 12 months	100,000			500,000
Term of purchase commitment, minimum	1 month
Term of purchase commitment, maximum	1 year
Gain / (Loss) on foreign currency contracts	$ 800,000		$ (200,000)	$ (320,000)	[1]	$ 101,000	[1]

[1]	Recorded in cost of sales in our consolidated statements of operations.